Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest income
Loans	[1]	$ 10,744	$ 10,131	$ 10,859	$ 31,285	$ 33,318
Securities	[1]	1,790	1,652	1,921	5,103	6,078
Securities purchased under resale agreements and securities borrowed	[1]	985	829	717	2,616	1,994
Deposits with financial institutions	[1]	508	483	623	1,449	1,997
Total interest income	[1]	14,027	13,095	14,120	40,453	43,387
Interest expense
Deposits		7,479	6,989	8,075	21,675	25,430
Subordinated debentures		68	67	93	211	295
Other		614	518	459	1,598	1,726
Total interest expenses		8,161	7,574	8,627	23,484	27,451
Net interest income		5,866	5,521	5,493	16,969	15,936
Non-interest income
Card revenues		235	205	228	692	669
Banking services fees		455	455	500	1,392	1,498
Credit fees		383	315	314	1,025	931
Mutual funds		754	696	641	2,170	1,883
Brokerage fees		436	405	353	1,254	1,055
Investment management and trust		312	304	292	918	866
Underwriting and advisory fees		430	229	234	909	703
Non-trading foreign exchange		266	267	228	784	708
Trading revenues		468	439	463	1,610	1,523
Net gain on sale of investment securities		13	14	22	46	60
Net income from investments in associated corporations		222	222	157	633	429
Insurance service results		141	135	119	398	365
Other fees and commissions		491	415	388	1,324	1,201
Other		63	215	54	(106)	111
Total non-interest income		4,669	4,316	3,993	13,049	12,002
Total revenue		10,535	9,837	9,486	30,018	27,938
Provision for credit losses		1,079	1,217	1,041	3,472	3,601
Profit from operating activity		9,456	8,620	8,445	26,546	24,337
Non-interest expenses
Salaries and employee benefits		3,049	2,779	2,662	8,769	8,012
Premises and technology		882	835	807	2,516	2,421
Depreciation and amortization		398	410	405	1,193	1,201
Communications		88	91	89	271	289
Advertising and business development		201	179	169	565	484
Professional		199	177	212	535	646
Business and capital taxes		155	165	177	499	532
Other		584	553	568	1,696	3,105
Total non-interest expenses		5,556	5,189	5,089	16,044	16,690
Income before taxes		3,900	3,431	3,356	10,502	7,647
Income tax expense		947	799	829	2,618	2,095
Net income		2,953	2,632	2,527	7,884	5,552
Net income attributable to non-controlling interests in subsidiaries		45	37	80	94	(18)
Net income attributable to equity holders of the Bank		2,908	2,595	2,447	7,790	5,570
Preferred shareholders and other equity instrument holders		130	127	134	389	391
Common shareholders		$ 2,778	$ 2,468	$ 2,313	$ 7,401	$ 5,179
Earnings per common share (in dollars)
Basic	[2]	$ 2.27	$ 2.01	$ 1.84	$ 6.02	$ 4.14
Diluted	[2]	2.27	2	1.84	6	4.02
Dividends paid per common share (in dollars)		$ 1.14	$ 1.1	$ 1.1	$ 3.34	$ 3.22

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,753 for the three months ended July 31, 2026 (April 30, 2026 – $12,848; July 31, 2025 – $13,883) and for the nine months ended July 31, 2026 – $39,726 (July 31, 2025 – $42,403).
[2]	Earnings per share calculations are based on full dollar and share amounts.